united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Camelot Premium Return Fund

Camelot Excalibur Small Cap Income Fund

March 31, 2016

Camelot Funds, LLC

1700 Woodlands Dr.

Suite 100

Maumee, OH 43537

Camelot Premium Return Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures(1) for each of the periods ended March 31, 2016, compared to its benchmark:

	Six Month	One Year Return	Three Year Return	Five Year Return	Since Inception(3)
Class A	3.87%	(8.30)%	3.24%	4.76%	5.16%
Class A with 5.75% load	(2.07)%	(13.60)%	1.21%	3.54%	3.98%
Class C	3.49%	(9.04)%	2.44%	4.27%	4.67%
S&P 500 Total Return Index(2)	8.49%	1.78%	11.82%	11.58%	12.21%

(1)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization and extraordinary expenses such as litigation) at 1.50% through January 31, 2017. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

(2)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(3)	Inception date is December 27, 2010

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	20.3%
Investments Companies	9.5%
Closed-End Funds	8.6%
Oil & Gas	7.2%
Telecommunications	6.7%
Auto Manufacturers	5.9%
Pipelines	5.6%
Retail	5.0%
Banks	4.4%
Transportation	3.5%
Other/Cash & Equivalents	23.3%
100.00%

Please refer to the Schedule of Investments in this semi annual report for a detailed analysis of the Fund’s holdings.

Camelot Excalibur Small Cap Income Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures(1) for each of the periods ended March 31, 2016, compared to its benchmark:

	Six Month	One Year Return	Since Inception(3)
Class A	4.01%	(11.15)%	(6.24)%
Class A with 5.75% load	(1.99)%	(16.23)%	(8.68)%
Class C	3.79%	(11.15)%	(6.10)%
Russell 2000 Total Return Index(2)	8.49%	1.78%	7.16%

(1)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization and extraordinary expenses such as litigation) at 1.50% through January 31, 2017. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses would have been 2.51% and 3.26% for the Fund’s Class A and Class C shares, respectively, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

(2)	The Russell 2000 Index measures the performance of the 2,000 smallest companies of the 3,000 largest U.S. companies based on total market capitalization.

(3)	Inception date is December 31, 2013

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	26.5%
Retail	21.1%
Investment Companies	8.0%
Real Estate	5.8%
Electric	5.7%
Entertainment	3.9%
Pipelines	3.9%
Transportation	3.7%
Oil & Gas Services	2.8%
Trucking & Leasing	2.6%
Other/Cash & Equivalents	16.0%
100.00%

Please refer to the Schedule of Investments in this semi annual report for a detailed analysis of the Fund’s holdings.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value

	CLOSED-END FUNDS - 8.6%
32,134	Ares Dynamic Credit Allocation Fund, Inc.	$429,953
10,000	Avenue Income Credit Strategies Fund	109,600
20,000	Babson Capital Global Short Duration High Yield Fund	333,800
40,000	Deutsche Multi-Market Income Trust	317,200
37,033	Diversified Real Asset Income Fund	585,121
40,000	Eaton Vance Senior Income Trust	231,600
20,000	Eaton Vance Limited Duration Income Fund	263,600
30,000	First Trust High Income Long/Short Fund	438,600
30,000	Invesco Dynamic Credit Opportunities Fund	322,500
40,000	Invesco Senior Income Trust	161,600
30,000	Nuveen Short Duration Credit Opportunities Fund	453,600
20,000	PIMCO Dynamic Credit Income Fund	348,800
20,000	Prudential Global Short Duration High Yield Fund, Inc.	297,600
20,000	Prudential Short Duration High Yield Fund, Inc.	308,000
	TOTAL CLOSED-END FUNDS (Cost $5,055,634)	4,601,574

	COMMON STOCKS - 58.0%
	AUTO MANUFACTURERS - 5.9%
133,100	Ford Motor Co. (a)(d)	1,796,850
46,700	Tata Motors, Ltd. - ADR (e)*	1,356,635
		3,153,485
	BANKS - 3.0%
40,000	Barclays PLC - ADR	344,800
7,900	Capital One Financial Corp. (e)	547,549
10,000	Citigroup, Inc. (e)	417,500
25,000	ING Groep NV - ADR (e)	298,250
		1,608,099
	BUILDING MATERIALS - 1.7%
127,900	Cemex SAB de CV - ADR (e)*	931,112

	COAL - 0.0%
1,333	Peabody Energy Corp. (c)	3,092

	COMMERCIAL SERVICES - 0.6%
20,000	Apollo Education Group, Inc. *	164,300
2,500	United Rentals, Inc. *	155,475
		319,775
	COMPUTERS - 1.8%
9,000	Apple, Inc. (e)	980,910

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
10,000	Discover Financial Services	509,200
1,200	PJT Partners, Inc.	28,860
		538,060
	ELECTRICAL COMPOSITION & EQUIPMENT - 3.1%
30,000	Emerson Electric Co. (a)(d)	1,631,400

	ENGINEERING & CONSTRUCTION - 1.0%
10,000	Fluor Corp. (a)(d)(e)	537,000

	ENTERTAINMENT - 0.8%
20,000	Regal Entertainment Group - CL. A (c)	422,800

	FOOD - 0.6%
9,900	Whole Foods Market, Inc.	307,989

	HOME BUILDERS - 1.5%
600	Priceline Group, Inc. *(e)	773,376

	INTERNET - 0.3%
9,100	PulteGroup, Inc. (e)	170,261

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Fair Value

	INVESTMENT COMPANIES - 9.5%
240,100	American Capital Ltd. (a)(d)*	$3,659,124
50,000	Apollo Investment Corp.	277,500
60,000	Ares Capital Corp.	890,400
30,000	Prospect Capital Corp.	218,100
		5,045,124
	IRON/STEEL - 0.7%
90,000	Vale SA - ADR (c)	378,900

	LEISURE TIME - 2.6%
14,100	Polaris Industries, Inc. (c)	1,388,568

	MACHINERY-CONSTRUCTION & MINING - 0.9%
25,000	ABB Ltd.	485,500

	MINING - 0.7%
15,000	BHP Billiton PLC - ADR	340,950
6,000	South32, Ltd. *	32,880
		373,830
	OIL & GAS - 7.2%
5,000	Apache Corp.	244,050
35,000	Chesapeake Energy Corp. (c)	144,200
15,500	Devon Energy Corp.	425,320
15,000	Ensco PLC - CL. A	155,550
27,500	HollyFrontier Corp. (a)(d)(e)	971,300
20,000	Hugoton Royalty Trust	27,400
28,800	Marathon Petroleum Corp. (e)	1,070,784
500,000	Penn West Petroleum Ltd. (c)	464,950
35,000	Petroleo Brasileiro SA - ADR (c)*	204,400
40,000	Seadrill, Ltd. (c)*	132,000
42,600	Whiting USA Trust II - Trust Unit	17,892
		3,857,846
	PACKAGING & CONTAINERS - 1.2%
40,000	Owens-Illinois, Inc. *	638,400

	PIPELINES - 1.1%
31,931	Kinder Morgan, Inc.	570,287

	REAL ESTATE - 0.0%
636	RMR Group, Inc.	15,906

	RETAIL - 4.2%
3,000	Chipotle Mexican Grill, Inc. - Cl. A *	1,412,910
4,000	Panera Bread Co. - CL. A (a)(d)*	819,320
		2,232,230
	TELECOMMUNICATIONS - 5.7%
35,000	America Movil SAB de CV Series L - ADR (e)	543,550
10,000	China Mobile, Ltd. - ADR	554,500
300,000	Frontier Communications Corp. (a)(c)(d)(e)	1,677,000
5,000	Millicom International Cellular SA (c)	275,650
		3,050,700
	TRANSPORTATION - 2.8%
10,000	CSX Corp. (e)	257,500
15,000	Norfolk Southern Corp.	1,248,750
		1,506,250
	TRUCKING & LEASING - 0.1%
5,000	TAL International Group, Inc. (e)	77,200

	TOTAL COMMON STOCKS (Cost $39,189,822)	30,998,100

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 13.8%
40,000	American Capital Agency Corp.	$745,200
30,000	American Capital Mortgage Investment Corp.	440,400
50,750	Annaly Capital Management, Inc.	520,695
29,378	Ares Commercial Real Estate Corp.	321,689
30,000	CYS Investments, Inc.	244,200
59,000	Government Properties Income Trust (c)	1,053,150
10,000	One Liberty Properties, Inc.	224,100
20,302	Silver Bay Realty Trust Corp.	301,485
86,193	Two Harbors Investment Corp.	684,372
20,000	Ventas, Inc. (a)(d)	1,259,200
71,199	VEREIT, Inc.	631,535
100,000	WP Glimcher, Inc.	949,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,752,129)	7,375,026

	EXCHANGE-TRADED FUNDS (ETFs) - 0.9%
	DEBT FUNDS - 0.9%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield	473,900
	TOTAL EXCHANGE TRADED FUNDS (Cost $512,600)	473,900

	LIMITED PARTNERSHIPS - 8.1%
	PIPELINES - 4.5%
34,564	Energy Transfer Partners LP	1,117,800
30,000	Enterprise Products Partners LP	738,600
27,200	Williams Partners LP	556,240
		2,412,640
	PRIVATE EQUITY - 3.2%
50,000	Blackstone Group LP	1,402,500
20,000	KKR & Co. LP	293,800
		1,696,300
	REAL ESTATE - 0.4%
9,000	Brookfield Property Partners LP (c)(e)	208,620

	TOTAL LIMITED PARTNERSHIPS (Cost $6,227,443)	4,317,560

	PREFERRED STOCK - 10.6%
	BANKS - 1.4%
20,000	Morgan Stanley Co., 4.000%, Perpetual	405,600
17,300	Popular Capital Trust II, 6.125%, 12/31/2034	320,223
		725,823
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
3,000	SLM Corp., 2.334%, Perpetual ****	127,500

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.5%
20,000	American Capital Agency Corp., 8.000%, Perpetual	514,600
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	730,200
15,000	ARMOUR Residential REIT, Inc., 7.875, Perpetual	312,150
5,000	Ashford Hospitality Trust, Inc., 8.550%, Perpetual	120,250
5,000	Ashford Hospitality Trust, Inc., 8.450%, Perpetual	117,500
5,000	Ashford Hospitality Trust, Inc., 9.000%, Perpetual	119,500
21,350	CYS Investments, Inc., 7.750%, Perpetual	503,006
15,000	Invesco Mortgage Capital, Inc. 7.750%, Perpetual	336,750
18,396	NorthStar Realty Finance Corp., 8.250%, Perpetual	412,254
5,000	VEREIT, Inc., 6.700%, Perpetual	126,650
7,000	Vornado Realty Trust, 6.875%, Perpetual	177,100
		3,469,960

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Fair Value

	RETAIL - 0.8%
500,000	Men’s Wearhouse, Inc., 7.000%, 7/1/2022	$423,750

	TELECOMMUNICATIONS - 1.0%
3,000	Frontier Communications Corp., 11.125%, 6/29/2018	313,200
260,000	Frontier Communications Corp., 6.875%, 1/15/2025	219,540
		532,740
	TRANSPORTATION - 0.7%
15,000	Seaspan Corp., 8.250%, Perpetual	352,500

	TOTAL PREFERRED STOCK (Cost $5,714,654)	5,632,273

	SHORT-TERM INVESTMENTS - 9.2%
248,018	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.35%**	248,018
4,698,297	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.35%** (b)	4,698,297
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,946,315)	4,946,315

	TOTAL INVESTMENTS IN LONG SECURITIES - 109.2% (Cost $70,398,597) (f)	$58,344,748
	TOTAL CALL OPTIONS WRITTEN - (0.4)% (Premiums Received $182,365) (f)	(235,100)
	TOTAL PUT OPTIONS WRITTEN - (0.8)% (Premiums Received $992,350) (f)	(440,325)
	LIABILITIES IN EXCESS OF OTHER ASSET - (8.0)%	(4,259,908)
	TOTAL NET ASSETS - 100.0%	$53,409,415

Contracts***

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.4)% *
500	American Capital Ltd.
	Expiration May 2016, Exercise Price $15.00	47,500
100	Emerson Electric Co.
	Expiration June 2016, Exercise Price $55.00	16,000
250	Ford Motor Co.
	Expiration June 2016, Exercise Price $13.75	10,500
100	Fluor Corp.
	Expiration July 2016, Exercise Price $57.50	14,500
1,000	Frontier Communications
	Expiration May 2016, Exercise Price $5.50	42,000
100	HollyFrontier Corp.
	Expiration June 2016, Exercise Price $42.00	6,000
40	Panera Bread Co.
	Expiration May 2016, Exercise Price $195.00	59,600
100	Ventas, Inc.
	Expiration May 2016, Exercise Price $60.00	39,000
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $182,365)	$235,100

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.8)% *
50	Apple, Inc.
	Expiration April 2016, Exercise Price $110.00	11,300
30	Apple, Inc.
	Expiration April 2016, Exercise Price $120.00	32,520
250	America Movil
	Expiration August 2016, Exercise Price $16	40,000
5	Amazon.Com, Inc.
	Expiration May 2016, Exercise Price $575.00	11,755

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Contracts***		Fair Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (0.8)% *
50	Bed Bath & Beyond, Inc.
	Expiration May 2016, Exercise Price $52.50	$19,250
100	Bed Bath & Beyond, Inc.
	Expiration May 2016, Exercise Price $55.00	59,000
100	Brookfield Property Partners LP
	Expiration June 2016, Exercise Price $22.50	9,250
10	Berkshire Hathaway, Inc.
	Expiration June 2016, Exercise Price $135.00	1,675
25	Citigroup, Inc.
	Expiration June 2016, Exercise Price $42.50	6,075
40	Capital One Financial Corp.
	Expiration June 2016, Exercise Price $75.00	27,200
50	CSX Corp.
	Expiration May 2016, Exercise Price $22.00	775
500	Cemex SA de C V
	Expiration June 2016, Exercise Price $5.50	8,500
200	Fluor Corp.
	Expiration April 2016, Exercise Price $42.50	1,000
100	Fluor Corp.
	Expiration April 2016, Exercise Price $57.50	39,000
1,000	Frontier Communications Corp.
	Expiration May 2016, Exercise Price $4.50	10,000
50	HollyFrontier Corp.
	Expiration June 2016, Exercise Price $42.00	37,500
75	ING Groep NV
	Expiration April 2016, Exercise Price $14.00	14,813
20	Jones Lang LaSalle, Inc.
	Expiration June 2016, Exercise Price $100.00	3,750
12	Marathon Petroleum Corp.
	Expiration April 2016, Exercise Price $50.00	16,560
5	Priceline Group, Inc.
	Expiration April 2016, Exercise Price $1200.00	1,550
234	PulteGroup, Inc.
	Expiration April 2016, Exercise Price $19.00	15,912
200	TAL International Group, Inc.
	Expiration July 2016, Exercise Price $12.50	16,000
52	Tata Motors Ltd-Spon ADR
	Expiration April 2016, Exercise Price $40.00	56,940
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $992,350)	$440,325

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LP - Limited Partnership

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on March 31, 2016

***	One contract is equivalent to 100 shares of common stock.

****	Variable Rate as of March 31, 2016

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2016. Total collateral had a market value of $4,698,297 at March 31, 2016.

(c)	All or a portion of the security is out on loan at March 31, 2016. Total loaned securities had a market value of $4,606,174 at March 31, 2016.

(d)	Subject to call options written.

(e)	Subject to put options written.

(f)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $68,858,833, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,238,484
Unrealized depreciation	(14,427,994)
Net unrealized depreciation	$(11,189,510)

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value

	COMMON STOCKS - 54.1%
	AGRICULTURE- 1.9%
5,000	Andersons, Inc. (e)	$157,050

	BEVERAGES - 0.3%
3,000	Crimson Wine Group Ltd. *	25,140

	ELECTRIC - 5.7%
8,500	Cleco Corp. (d)	469,285

	ENERGY-ALTERNATE SOURCES - 2.0%
13,960	FutureFuel Corp.	164,588

	ENTERTAINMENT - 3.9%
15,000	Regal Entertainment Group - Cl. A (a)(c)(d)(e)	317,100

	ENVIRONMENTAL CONTROL - 1.0%
5,000	Covanta Holding Corp.	84,300

	HEALTHCARE-PRODUCTS - 0.3%
14,500	Female Health Co. *	27,115

	INVESTMENT COMPANIES - 6.1%
20,000	American Capital, Ltd. *	304,800
10,000	Apollo Investment Corp.	55,500
20,000	Prospect Capital Corp.	145,400
		505,700
	IRON/STEEL - 0.8%
22,700	Cliffs Natural Resources, Inc.	68,100

	MEDIA - 1.2%
29,800	CTC Media, Inc.	58,408
7,000	Salem Communication Corp. (e)	40,320
		98,728
	METAL FABRICATE/HARDWARE - 1.6%
9,193	Ampco-Pittsburgh Corp.	127,875

	MISCELLANEOUS MANUFACTURING - 0.4%
444	Sturm Ruger & Co., Inc. (c)	30,361

	OIL & GAS - 2.0%
2,000	Atwood Oceanics, Inc.	18,340
4,450	CVR Energy, Inc. (c)	116,145
20,000	Penn West Petroleum Ltd. (c)	18,598
23,500	Whiting USA Trust II	9,870
		162,953
	OIL & GAS SERVICES - 1.7%
17,299	Gulf Island Fabrication, Inc.	135,797

	REAL ESTATE - 4.4%
6,000	St. Joe Co. (c)*	102,900
107	RMR Group, Inc.	2,676
58,573	Xinyuan Real Estate Co., Ltd.	259,478
		365,054
	RETAIL - 16.7%
300	American Eagle Outfitters, Inc.	5,001
6,000	Bob Evans Farms, Inc. (a)(d)	280,140
5,500	Buckle, Inc. (c)	186,285
4,000	Cheesecake Factory, Inc. (a)(d)(e)	212,360
20,000	Chico’s FAS, Inc.	265,400
100	Cracker Barrel Old Country Store, Inc.	15,267
19,180	Destination Maternity Corp. (c)(e)	131,191
3,000	Five Below, Inc. (a)(d)*	124,020
5,000	GameStop Corp. (c)(e)	158,650
		1,378,314

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Fair Value

	TELECOMMUNICATIONS - 0.9%
26,955	RF Industries, Ltd. (c)	$72,779

	TRANSPORTATION - 0.6%
1,300	Matson, Inc.	52,221

	TRUCKING & LEASING - 2.6%
10,000	TAL International Group, Inc.	154,400
4,000	Textainer Group Holdings, Ltd. (c)	59,360
		213,760

	TOTAL COMMON STOCKS (Cost $6,294,662)	4,456,220

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 22.4%
20,000	American Capital Mortgage Inv.	293,600
25,000	Ares Commercial Real Estate Corp.	273,750
3,125	ARMOUR Residential REIT, Inc. (c)	67,281
5,000	Corrections Corp. of America	160,250
30,000	CYS Investments, Inc. (a)(d)	244,200
10,000	Government Properties Income Trust (c)	178,500
7,000	Invesco Mortgage Capital, Inc.	85,260
400	One Liberty Properties, Inc.	8,964
1,000	Silver Bay Realty Trust Corp.	14,850
30,000	Two Harbors Investment Corp. (e)	238,200
30,000	WP GLIMCHER, Inc.	284,700
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,776,720)	1,849,555

	LIMITED PARTNERSHIPS - 14.2%
	CHEMICALS - 1.2%
900	Terra Nitrogen Co. LP	100,152

	COMMERCIAL SERVICES - 0.2%
4,000	Emerge Energy Services LP	19,880

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
5,000	Ares Management LP	77,000

	INVESTMENT COMPANIES - 1.9%
10,000	Compass Diversified Trust (e)	156,500

	OIL & GAS - 0.5%
3,500	CVR Refining LP	42,280

	OIL & GAS SERVICES - 1.1%
15,000	CSI Compressco LP	86,400

	PIPELINES - 3.9%
5,000	Boardwalk Pipeline Partners LP	73,700
5,000	Holly Energy Partners LP	169,150
2,000	NuStar Energy LP	80,800
		323,650
	REAL ESTATE - 1.4%
5,000	Brookfield Property Partners LP	115,900

	TRANSPORTATION - 3.1%
12,500	Martin Midstream Partners LP	251,000

	TOTAL LIMITED PARTNERSHIPS (Cost $1,308,661)	1,172,762

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Fair Value

	PREFERRED STOCK - 8.5%
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.1%
5,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual	$104,050
5,000	CYS Investments, Inc., 7.750%, Perpetual	117,800
5,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual	112,250
		334,100
	RETAIL - 4.4%
425,000	Men’s Wearhouse, Inc., 7.000%, 7/1/2022	360,188

	TOTAL PREFERRED STOCK (Cost $610,481)	694,288

	SHORT-TERM INVESTMENTS - 13.7%
1,128,240	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.35%** (b)	1,128,240
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,128,240)	1,128,240

	TOTAL INVESTMENTS IN LONG SECURITIES - 112.9% (Cost $12,118,764) (f)	$9,301,065
	TOTAL CALL OPTIONS WRITTEN - (0.3)% (Premiums Received $18,634) (f)	(16,000)
	TOTAL PUT OPTIONS WRITTEN - (0.4)% (Premiums Received $73,707) (f)	(34,528)
	LIABILITIES IN EXCESS OF OTHER ASSET - (12.2)%	(1,007,927)
	TOTAL NET ASSETS - 100.0%	$8,242,610

Contracts**

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3)% *
30	Bob Evans Farms, Inc.
	Expiration June 2016, Exercise Price $50.00	2,850
20	Cheesecake Factory, Inc.
	Expiration July 2016, Exercise Price $55.00	3,350
100	CYS Investments, Inc.
	Expiration June 2016, Exercise Price $8.00	3,000
30	Five Below, Inc.
	Expiration May 2016, Exercise Price $42.00	4,800
50	Regal Entertainment Group-A
	Expiration July 2016, Exercise Price $22.50	2,000
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $18,634)	$16,000

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.4)% *
25	Andersons, Inc.
	Expiration June 2016, Exercise Price $30.00	4,375
25	Popular, Inc.
	Expiration July 2016, Exercise Price $28.00	3,975
5	Buffalo Wild Wings, Inc.
	Expiration June 2016, Exercise Price $150.00	5,450
20	Cheesecake Factory, Inc.
	Expiration July 2016, Exercise Price $50.00	2,900
15	Compass Minerals International
	Expiration June 2016, Exercise Price $70.00	4,538
100	Destination Maternity Corp.
	Expiration May 2016, Exercise Price $5.00	1,500
40	GameStop Corp.
	Expiration April 2016, Exercise Price $25.00	40
25	GameStop Corp.
	Expiration July 2016, Exercise Price $30.00	5,000
50	Olin Corp. (d)
	Expiration May 2016, Exercise Price $15.00	1,500
50	Regal Entertainment Group-A
	Expiration April 2016, Exercise Price $17.50	500

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Fair Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (0.4)% *
100	Salem Communications Corp.
	Expiration June 2016, Exercise Price $5.00	$1,250
100	Two Harbors Investment Corp.
	Expiration June 2016, Exercise Price $8.00	3,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $73,707)	$34,528

LP - Limited Partnership

*	Non-Income producing security

**	One contract is equivalent to 100 shares of common stock.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2016. Total collateral had a market value of $1,128,240 at March 31, 2016.

(c)	All or a portion of the security is out on loan at March 31, 2016. Total loaned securities had a market value of $1,106,118 at March 31, 2016.

(d)	Subject to call options written.

(e)	Subject to put options written.

(f)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $11,936,959 including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$367,453
Unrealized depreciation	(3,053,875)
Net unrealized depreciation	$(2,686,422)

See accompanying notes to financial statements.

Camelot Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund
ASSETS
Investment securities:
At cost	$70,398,597	$12,118,764
At value (including collateral for loaned securities)	$58,344,748	$9,301,065
Deposit with Brokers	473,108	35,867
Dividends and interest receivable	184,063	53,961
Receivable for Fund shares sold	20,727	20,696
Prepaid expenses and other assets	9,860	31,936
TOTAL ASSETS	59,032,506	9,443,525

LIABILITIES
Payable upon return of securities loaned	4,698,297	1,128,240
Options written, at value (Premiums received $1,174,715, $92,341)	675,425	50,528
Payable for Fund shares repurchased	28,116	2,513
Investment management fees payable	67,511	96
Distribution (12b-1) fees payable	119,085	4,679
Fees payable to other affiliates	27,529	6,973
Accrued expenses and other liabilities	7,128	7,886
TOTAL LIABILITIES	5,623,091	1,200,915
NET ASSETS	$53,409,415	$8,242,610

Composition of Net Assets:
Paid in capital	$65,838,599	$10,804,478
Undistributed net investment income	681,738	179,127
Accumulated net realized gain (loss) from security transactions and options written	(1,556,363)	34,891
Net unrealized depreciation on investments and options written	(11,554,559)	(2,775,886)
NET ASSETS	$53,409,415	$8,242,610

Net Asset Value Per Share:
Class A Shares:
Net Assets	$51,762,254	$8,242,601
Shares of beneficial interest outstanding (a)	5,800,922	1,083,243
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$8.92	$7.61
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.46	$8.07

Class C Shares:
Net Assets	$1,647,161	$9
Shares of beneficial interest outstanding (a)	185,633	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.87	$7.90	(c)

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

See accompanying notes to financial statements.

Camelot Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund

INVESTMENT INCOME
Dividends (net of withholding taxes of $3,372, $78 respectively)	$1,510,182	$259,329
Interest	4,677	6,786
Securities lending income - net	20,784	7,460
TOTAL INVESTMENT INCOME	1,535,643	273,575

EXPENSES
Investment management fees	280,778	41,221
Distribution (12b-1) fees:
Class A	67,947	10,305
Class C	8,992	—
Administration fees	66,282	2,500
MFund service fees	29,362	6,420
Registration fees	20,569	7,320
Trustees fees and expenses	11,696	3,671
Printing and postage expenses	10,352	3,126
Non 12b-1 shareholder servicing fees	8,813	2,811
Compliance officer fees	6,901	6,136
Audit fees	6,643	6,643
Custodian fees	4,566	2,219
Legal Fees	3,510	2,787
Transfer agent fees	2,745	2,745
Insurance expense	1,373	183
Interest Expense	1,595	59
Other expenses	1,771	1,060
TOTAL EXPENSES	533,895	99,206

Less: Fees waived by the Manager	(34,770)	(26,834)
NET EXPENSES	499,125	72,372

NET INVESTMENT INCOME	1,036,518	201,203

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,220,438)	20,750
Options written	246,497	30,030
Foreign currency transactions	86	—
Net realized gain (loss)	(973,855)	50,780
Net change in unrealized appreciation (depreciation) on:
Investments	439,176	(76,590)
Options written	1,025,441	76,017
Foreign currency translations	6	—
Net change in unrealized appreciation (depreciation) on:	1,464,623	(573)

NET REALIZED AND UNREALIZED GAIN	490,768	50,207

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,527,286	$251,410

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
FROM OPERATIONS
Net investment income	$1,036,518	$1,351,676
Net realized gain (loss) from investments, options written, and foreign currency transactions	(973,855)	4,616,738
Distributions of realized gains by underlying investment companies	—	9,025
Net change in unrealized appreciation (depreciation) of investments, options written and foreign currency translations	1,464,623	(14,136,974)
Net increase (decrease) in net assets resulting from operations	1,527,286	(8,159,535)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(767,504)	(1,201,002)
Class C	(17,871)	(21,527)
From net realized gains:
Class A	(3,198,764)	(3,545,947)
Class C	(104,261)	(108,323)
Net decrease in net assets from distributions to shareholders	(4,088,400)	(4,876,799)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,971,754	46,205,410
Class C	140,571	1,558,473
Net asset value of shares issued in reinvestment of distributions:
Class A	1,723,414	1,599,315
Class C	102,722	114,290
Payments for shares redeemed:
Class A	(15,857,472)	(29,055,450)
Class C	(470,383)	(351,899)
Net increase (decrease) in net assets from shares of beneficial interest	(5,389,394)	20,070,139

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,950,508)	7,033,805

NET ASSETS
Beginning of Period	61,359,923	54,326,118
End of Period*	$53,409,415	$61,359,923
*Includes undistributed net investment income of:	$681,738	$430,595

SHARE ACTIVITY
Class A:
Shares Sold	1,006,451	4,269,996
Shares Reinvested	199,408	156,336
Shares Redeemed	(1,826,684)	(2,760,869)
Net increase (decrease) in shares of beneficial interest outstanding	(620,825)	1,665,463

Class C:
Shares Sold	15,569	143,583
Shares Reinvested	11,958	11,170
Shares Redeemed	(54,870)	(33,551)
Net increase (decrease) in shares of beneficial interest outstanding	(27,343)	121,202

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2016	Period Ended
	(Unaudited)	September 30, 2015
FROM OPERATIONS
Net investment income	$201,203	$305,913
Net realized gain from investments, options written, and foreign currency transactions	50,780	550,132
Net change in unrealized depreciation of investments and options written	(573)	(2,071,327)
Net increase (decrease) in net assets resulting from operations	251,410	(1,215,282)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(152,268)	(229,078)
From net realized gains:
Class A	(426,055)	(130,173)
Class C	—	0 (a)
Net decrease in net assets from distributions to shareholders	(578,323)	(359,251)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,017,067	3,747,985
Class C	1,000	0 (a)
Net asset value of shares issued in reinvestment of distributions:
Class A	208,887	127,934
Payments for shares redeemed:
Class A	(1,180,052)	(2,695,338)
Class C	(1,000)	—
Net increase in net assets from shares of beneficial interest	45,902	1,180,581

TOTAL DECREASE IN NET ASSETS	(281,011)	(393,952)

NET ASSETS
Beginning of period	8,523,621	8,917,573
End of period **	$8,242,610	$8,523,621
**Includes undistributed net investment income of:	$179,127	$130,192

SHARE ACTIVITY
Class A:
Shares Sold	132,494	409,990
Shares Reinvested	28,415	14,726
Shares Redeemed	(161,945)	(295,562)
Net increase (decrease) in shares of beneficial interest outstanding	(1,036)	129,154

Class C:
Shares Sold	127	—
Shares Redeemed	(127)	—
Net increase (decrease) in shares of beneficial interest outstanding	—	—

(a)	Rounds to less than one share.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Six
	Months Ended		Year		Year	Year	Year	Period
	March 31, 2016		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		September 30, 2015		September 30, 2014	September 30, 2013	September 30, 2012	September 30, 2011 (1)
Net asset value, beginning of period	$9.25		$11.21		$10.61	$10.08	$8.46	$10.00

Activity from investment operations:
Net investment income	0.16	(6)	0.21	(6)	0.20 (6)	0.23 (6)	0.19 (6)	0.02
Net realized and unrealized gain (loss) on investments	0.16		(1.41)		1.26	1.01	2.12	(1.24)
Total from investment operations	0.32		(1.20)		1.46	1.24	2.31	(1.22)

Less distributions from:
Net investment income	(0.13)		(0.19)		(0.21)	(0.16)	(0.17)	—
Net realized gains	(0.52)		(0.57)		(0.65)	(0.55)	(0.52)	(0.32)
Total distributions	(0.65)		(0.76)		(0.86)	(0.71)	(0.69)	(0.32)

Net asset value, end of period	$8.92		$9.25		$11.21	$10.61	$10.08	$8.46

Total return (2)	3.87	% (5)	(11.22	)% (12)	14.22%	12.78%	28.02%	(12.51	)% (5)(7)

Net assets, at end of period (000s)	$51,762		$59,401		$53,303	$31,970	$20,353	$10,985

Ratio of gross expenses to average net assets (3)(8)(9)	1.88	% (4)	1.66%		1.75%	1.78%	2.03%	2.40	% (4)
Ratio of net expenses to average net assets (8)(9)	1.75	% (4)	1.73	% (11)	1.75%	1.75%	1.77%	1.78	% (4)
Ratio of net investment income to average net assets (8)(9)(10)	3.72	% (4)	2.00%		2.12%	2.26%	1.97%	0.20	% (4)
Portfolio Turnover Rate	22	% (5)	38%		21%	29%	44%	27	% (5)

(1)	The Camelot Premium Return Fund commenced operations on December 27, 2010.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	Total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.

(8)	The ratios include 0.02% and 0.03% for the periods ended September 30, 2012 and September 30, 2011 attributed to interest expense.

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	The ratio includes expense recapture by the Manager.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Six
	Months Ended		Year		Year	Year	Year	Period
	March 31, 2016		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		September 30, 2015		September 30, 2014	September 30, 2013	September 30, 2012	September 30, 2011 (1)
Net asset value, beginning of period	$9.20		$11.15		$10.58	$10.07	$8.42	$10.00

Activity from investment operations:
Net investment income	0.13	(6)	0.14	(6)	0.12 (6)	0.17 (6)	0.09 (6)	0.01
Net realized and unrealized gain (loss) on investments	0.16		(1.41)		1.25	0.99	2.15	(1.27)
Total from investment operations	0.29		(1.27)		1.37	1.16	2.24	(1.26)

Less distributions from:
Net investment income	(0.10)		(0.11)		(0.15)	(0.10)	(0.07)	—
Net realized gains	(0.52)		(0.57)		(0.65)	(0.55)	(0.52)	(0.32)
Total distributions	(0.62)		(0.68)		(0.80)	(0.65)	(0.59)	(0.32)

Net asset value, end of period	$8.87		$9.20		$11.15	$10.58	$10.07	$8.42

Total return (2)	3.49	% (5)	(11.89	)% (12)	13.36%	11.99%	27.15%	(12.91	)% (5)(7)

Net assets, at end of period (000s)	$1,647		$1,959		$1,023	$104	$28	$118

Ratio of gross expenses to average net assets (3)(8)(9)	2.63	% (4)	2.41%		2.50%	2.53%	2.78%	3.15	% (4)
Ratio of net expenses to average net assets (8)(9)	2.50	% (4)	2.48	% (11)	2.50%	2.50%	2.52%	2.53	% (4)
Ratio of net investment income to average net assets (8)(9)(10)	2.95	% (4)	1.32%		1.37%	1.59%	0.93%	0.14	% (4)
Portfolio Turnover Rate	22	% (5)	38%		21%	29%	44%	27	% (5)

(1)	The Camelot Premium Return Fund commenced operations on December 27, 2010.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	Total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.

(8)	The ratios include 0.02% and 0.03% for the periods ended September 30, 2012 and September 30, 2011 attributed to interest expense.

(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	The ratio includes expense recapture by the Manager.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Six
	Months Ended		Year		For the
	March 31, 2016		Ended		Period Ended
	(Unaudited)		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$7.86		$9.34		$10.00

Activity from investment operations:
Net investment income (6)	0.18		0.29		0.14
Net realized and unrealized gain (loss) on investments	0.09		(1.43)		(0.60)
Total from investment operations	0.27		(1.14)		(0.46)

Less distributions from:
Net investment income	(0.14)		(0.22)		(0.08)
Net realized gains	(0.38)		(0.12)		(0.12)
Total distributions	(0.52)		(0.34)		(0.20)

Net asset value, end of period	$7.61		$7.86		$9.34

Total return (2)	4.01	% (5)	(12.50	)% (9)	(4.68	)% (5)

Net assets, at end of period (000s)	$8,243		$8,524		$8,918

Ratio of gross expenses to average net assets (3)(7)	2.34	% (4)	2.23%		5.84	% (4)
Ratio of net expenses to average net assets (7)	1.75	% (4)	1.75%		1.75	% (4)
Ratio of net investment income to average net assets (7)(8)	4.88	% (4)	3.22%		2.26	% (4)
Portfolio Turnover Rate	7	% (5)	44%		5	% (5)

(1)	The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Six
	Months Ended		Year		For the
	March 31, 2016		Ended		Period Ended
	(Unaudited)		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$8.15		$9.42		$10.00

Activity from investment operations:
Net investment income (6)	0.02		0.29		0.16
Net realized and unrealized gain (loss) on investments	0.25		(1.44)		(0.62)
Total from investment operations	0.27		(1.15)		(0.46)

Less distributions from:
Net investment income	(0.14)		—		—
Net realized gains	(0.38)		(0.12)		(0.12)
Total distributions	(0.52)		(0.12)		(0.12)

Net asset value, end of period	$7.90		$8.15		$9.42

Total return (2)	3.79	% (5)	(12.31	)% (9)	(4.64	)% (5)

Net assets, at end of period	$9		$8		$10

Ratio of gross expenses to average net assets (3)(7)	3.09	% (4)	2.98%		6.59	% (4)
Ratio of net expenses to average net assets (7)	2.50	% (4)	2.50%		2.50	% (4)
Ratio of net investment income to average net assets (7)(8)	0.24	% (4)	3.09%		2.65	% (4)
Portfolio Turnover Rate	7	% (5)	44%		5	% (5)

(1)	The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). There are currently forty-one series (or funds) of the Trust. These financial statements include the following series: Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund (each a “Fund” or collectively the “Funds”). The Camelot Premium Return Fund is registered as a diversified fund and the Camelot Excalibur Small Cap Income Fund is registered as a non-diversified fund. The Funds’ investment manager is Camelot Funds, LLC (the “Manager”). Effective February 1, 2015 Camelot Funds, LLC began serving as the Funds’ manager. Prior to February 1, 2015, Camelot Portfolios, LLC served as the Funds’ manager. Camelot Premium Return Fund commenced operations on December 27, 2010. The Fund’s objective is to achieve a consistent high rate of gains and total return with lower volatility than common stocks as measured by standard deviation. The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013. The Fund’s objective is to provide consistent and growing income in addition to long-term growth of capital.

The Funds offer two classes of shares, Class A and Class C. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund Assets

		Level 2	Level 3
Security	Level 1	(Other Significant	(Unobservable
Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Closed-End Funds (b)	$4,601,574	$—	$—	$4,601,574
Common Stocks (b)	30,998,100	—	—	30,998,100
Exchange-Traded Funds (b)	473,900	—	—	473,900
Limited Partnerships (b)	4,317,560	—	—	4,317,560
Preferred Stock (b)	5,632,273	—	—	5,632,273
REITs	7,375,026	—	—	7,375,026
Short-Term Investments	4,946,315	—	—	4,946,315
Total	$58,344,748	$—	$—	$58,344,748

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Liabilities

		Level 2	Level 3
Security	Level 1	(Other Significant	(Unobservable
Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Call Options Written	$(175,500)	$(59,600)	$—	$(235,100)
Put Options Written	(223,922)	(216,403)	—	(440,325)
Total	$(399,422)	$(276,003)	$—	$(675,425)

(a)	As of and during the six months ended March 31, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b)	All closed-end funds, common stock, exchange-traded funds, limited partnerships, mutual funds, and preferred stocks held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2016, no securities were fair valued.

Camelot Excalibur Small Cap Income Fund

Assets

		Level 2	Level 3
Security	Level 1	(Other Significant	(Unobservable
Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Common Stocks (b)	$4,456,220	$—	$—	$4,456,220
Limited Partnerships (b)	1,172,762	—	—	1,172,762
Preferred Stock (b)	694,288	—	—	694,288
REITs	1,849,555	—	—	1,849,555
Short-Term Investments	1,128,240	—	—	1,128,240
Total	$9,301,065	$—	$—	$9,301,065

Liabilities

		Level 2	Level 3
Security	Level 1	(Other Significant	(Unobservable
Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Call Options Written	$(7,800)	$(8,200)	$—	$(16,000)
Put Options Written	$(6,540)	$(27,988)	$—	$(34,528)
Total	$(14,340)	$(36,188)	$—	$(50,528)

(a)	As of and during the six months ended March 31, 2016 the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b)	All common stock, limited partnerships, and preferred stocks held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2016, no securities were fair valued.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

b) Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Camelot Premium Return Fund

Derivatives Not
Accounted for as
Hedging Instruments	Primary Risk	Location of Derivatives on	Fair Value of
under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(235,100)
Put options written	Equity Risk	Options written, at value	(440,325)
Total			$(675,425)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2016 was as follows:

Derivatives Not			Realized and Unrealized
Accounted for as			Gain on Liability
Hedging Instruments	Primary Risk	Location of Gain (Loss) on	Derivatives Recognized in
under GAAP	Exposure	Derivatives Recognized in Income	Income

Options written	Equity Risk	Net realized gain from options written	$246,497
Options written	Equity Risk	Net change in unrealized appreciation on options written	1,025,441
Total			$1,271,938

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Camelot Excalibur Small Cap Income Fund

Derivatives Not
Accounted for as
Hedging Instruments	Primary Risk	Location of Derivatives on	Fair Value of
under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(16,000)
Put options written	Equity Risk	Options written, at value	(34,528)
Total			$(50,528)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2016 was as follows:

Derivatives Not			Realized and Unrealized
Accounted for as			Gain on Liability
Hedging Instruments	Primary Risk	Location of Gain (Loss) on	Derivatives Recognized
under GAAP	Exposure	Derivatives Recognized in Income	in Income

Options written	Equity Risk	Net realized gain from options written	$30,030
Options written	Equity Risk	Net change in unrealized appreciation on options written	76,017
Total			$106,047

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2016.

Camelot Premium Return Fund

					Gross Amounts Not Offset in
					the Statement of Assets &
Liabilities:					Liabilities
				Net Amounts of
			Gross Amounts	Liabilities
	Gross		Offset in the	Presented in
	Amounts of		Statement of	the Statement			Cash
	Recognized		Assets &	of Assets &	Financial		Collateral	Net
Description	Liabilities		Liabilities	Liabilities	Instruments		Received	Amount
Options Written	$675,425	(1)	$—	$675,425	$675,425	(2)	$—	$—
Securities Lending	4,698,297		—	4,698,297	—		4,698,297	—
Total	$5,373,722		$—	$5,373,722	$675,425		$4,698,297	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Camelot Excalibur Small Cap Income Fund

					Gross Amounts Not Offset in
					the Statement of Assets &
Liabilities:					Liabilities
				Net Amounts of
			Gross Amounts	Liabilities
	Gross		Offset in the	Presented in the
	Amounts of		Statement of	Statement of			Cash
	Recognized		Assets &	Assets &	Financial		Collateral	Net
Description	Liabilities		Liabilities	Liabilities	Instruments		Received	Amount
Options Written	$50,528	(1)	$—	$50,528	$50,528	(2)	$—	$—
Securities Lending	1,128,240		—	1,128,240	—		1,128,240	—
Total	$1,178,768		$—	$1,178,768	$50,528		$1,128,240	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

c) Short Sales - The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d) Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2016, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2016, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013, 2014 and 2015) for the Camelot Premium Return Fund, and (2015) for the Camelot Excalibur Small Cap Fund, or are expected to be taken in the Funds’ 2016 tax returns. The tax filings are open for examination by applicable taxing authorizes, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Funds’ tax returns is presently in progress.

e) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date. The Funds distribute short-term capital gains and income quarterly and long-term capital gains annually.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Sales Charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended March 31, 2016 there were no CDSC fees paid.

k) Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2)	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Camelot Premium Return Fund	$12,575,054	$21,066,057
Camelot Excalibur Small Cap Income Fund	$1,618,234	$541,057

(3)	OPTIONS WRITTEN

During the six months ended March 31, 2016 the Funds’ realized gain on option contracts subject to equity price risk amounted to $246,497 and $30,030, for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The contracts of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

A summary of option contracts written by the Funds during the six months ended March 31, 2016, were as follows:

Camelot Premium Return Fund

	Call Options
	Number of options *	Option Premiums
Options outstanding at beginning of period	765	$224,948
Options Written	2,990	288,981
Options Exercised	—	—
Options Closed	—	—
Options Expired	(1,565)	(331,564)
Options outstanding at end of period	2,190	$182,365

	Put Options
	Number of options *	Option Premiums
Options outstanding at beginning of period	7,344	$1,045,682
Options Written	9,256	2,036,067
Options Exercised	(7,949)	(1,215,615)
Options Closed	(2,898)	(518,118)
Options Expired	(2,595)	(355,666)
Options outstanding at end of period	3,158	$992,350

Camelot Excalibur Small Cap Income Fund

	Call Options
	Number of options *	Option Premiums
Options outstanding at beginning of period	—	$—
Options Written	305	24,574
Options Exercised	(25)	(1,980)
Options Closed	—	—
Options Expired	(50)	(3,960)
Options outstanding at end of period	230	$18,634

	Put Options
	Number of options *	Option Premiums
Options outstanding at beginning of period	525	$59,283
Options Written	684	92,669
Options Exercised	(445)	(51,947)
Options Closed	(100)	(12,921)
Options Expired	(109)	(13,377)
Options outstanding at end of period	555	$73,707

*	One option contract is equivalent to one hundred shares of common stock.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Camelot Funds, LLC is the Manager to the Funds pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes investment programs for the Funds. For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of each Fund. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For six months ended March 31, 2016, Management fees of $280,778 and $41,221 were incurred by the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.50% for all classes of the Funds’ shares through January 31, 2017. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment.

For the six months ended March 31, 2016, the Manager has waived and reimbursed $34,770 and $26,834 for the Camelot Premium Return Fund and the Camelot Excalibur Small Cap Income Fund, respectively. As of March 31, 2016 the Manager has waived/reimbursed expenses of the Camelot Excalibur Small Cap Income Fund that may be recovered no later than September 30 for the years indicated below:

Camelot Excalibur Small Cap Income Fund
2017	2018
$54,936	$45,522

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Funds, the Funds pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended, the Funds incurred $29,362 and $6,420 for such fees for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

A Trustee and Officer of the Trust is also the controlling member of MFund Services, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 2015, Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended March 31, 2016, the Distributor received $138 in underwriter concessions from the sale of shares of the Camelot Premium Return Fund. The distributor did not receive any concessions from the sale of shares of the Camelot Excalibur Small Cap Income Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2015 and September 30, 2014 was as follows:

	For the year ended September 30, 2015:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Camelot Premium Return Fund	$3,599,348	$1,050,083	$—	$4,649,431
Camelot Excalibur Small Cap Income Fund	356,769	2,482	—	359,251

	For the year ended September 30, 2014:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Camelot Premium Return Fund	$2,519,415	$459,696	$—	$2,979,111
Camelot Excalibur Small Cap Income Fund	181,186	—	—	181,186

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Camelot Premium Return Fund	$2,180,920	$832,511	$—	$(227,368)	$—	$(12,654,133)	$(9,868,070)
Camelot Excalibur Small Cap Income Fund	379,792	15,781	—	—	—	(2,630,528)	(2,234,955)

Camelot Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The difference between book basis and tax basis accumulated net investment income, accumulated net realized gains, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open options contracts and tax adjustments for publicly traded partnerships, grantor trusts, royalty trusts, business development companies and return of capital distributions from corporations. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of fund distributions payable.

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency gains/(losses) and non-deductible expenses, the reclassification of Fund distributions and tax adjustments related to publicly traded partnerships, resulted in reclassification for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Camelot Premium Return Fund	$—	$65,216	$(65,216)
Camelot Excalibur Small Cap Income Fund	$(786)	$28,594	$(27,808)

(6)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2016 FOLIOFN Investments, Inc. Special Custody Account for the Exclusive Benefit of Customers held 36.17% of the Camelot Premium Return Fund and 55.18% of the Camelot Excalibur Small Cap Income Fund may be deemed to control the Fund. Additionally, as of March 31, 2016 Charles Schwab & Co. held 32.47% of the Camelot Excalibur Small Cap Income Fund and may be deemed to control the Fund.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

(9)	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Camelot Funds
Additional Information (Unaudited)
March 31, 2016

Consideration and Renewal of Management Agreement with Camelot Funds, LLC with respect to Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund

In connection with the regular meeting held on November 18 & 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Camelot Funds, LLC (“Camelot”), with respect to Camelot Premium Return Fund (the “Camelot Fund”) and Camelot Excalibur Small Cap Income Fund (the “Excalibur Fund”) (collectively the “Funds”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Camelot (“Camelot 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed Camelot’s 15(c) Response, which provided an overview of the services provided by Camelot, as well as information on the firm’s personnel and the firm’s compliance program. The Trustees discussed the background and experience of the portfolio manager, and noted the continuity of the portfolio management team. The Trust’s CCO informed the Board of his recent on-site review of Camelot’s compliance program and noted that Camelot had retained a third party to aid in bolstering their compliance manual, that Camelot adopted many of their suggestions, and that Camelot’s compliance program is reasonably designed. The Trust’s CCO further noted that he has a strong working relationship with Camelot’s CCO who consults with him on compliance matters as needed. The Trustees concluded that Camelot has provided a level of service consistent with the Board’s expectations.

Performance.

The Camelot Fund

The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to that of the S&P 500 Total Return Index, a peer group selected by Camelot, and the average performance of funds within the Moderate Allocation Morningstar Category. The Trustees noted that the Fund under performed each of those metrics for the one year period and underperformed the Morningstar category and the S&P 500 for the since inception period. The Trustees acknowledge that average returns for the assigned Morningstar category may be an inaccurate measure of performance on account of the Camelot Fund’s unique investment strategy relative to other funds in that category. The Trustees also acknowledged Camelot’s past success noting that the Fund was in the top 1% of its Morningstar category just one year ago and had been rated 5 stars for each of the three preceding years. After further discussion,

Camelot Funds
Additional Information (Unaudited)
March 31, 2016

the Trustees concluded that the Fund’s performance was reasonable, and there is potential for the Fund’s strategy to generate positive returns for shareholder moving forward

The Excalibur Fund.

The Trustees reviewed the performance of the Fund over the last one year period, and compared the Fund’s performance to that of Russell 2000 Index, a peer group selected by Camelot, and the other funds within the Small Value Morningstar Category. The Trustees noted that the Fund underperformed each of those metrics for the one year period. The Trustees also reviewed the Fund’s performance for the since inception period as compared to the returns of the Russell 2000 Index noting the Fund underperformed the index. The Trustees acknowledged that the Fund underperformed its benchmarks, peer group, and Morningstar category for the last one year period and that the Fund underperformed the benchmark for the since inception period. The Trustees acknowledge that the Fund has been operational for less than two years, and performance may improve as Fund assets increase and Camelot is able to take advantage of more opportunities. After further discussion, the Trustees concluded that the Fund’s performance was not unreasonable.

Fees and Expenses.

The Camelot Fund

The Trustees noted Camelot charges an advisory fee of 1.00% of the Fund’s average daily net assets before waiver and earned 0.67% after waiver. The Board noted that the advisory fee after waiver is lower than the average advisory fees of the funds within the peer group and the Morningstar category. They further noted that Camelot is currently earning the entire advisory fee of 1.00%. The Board also acknowledged that the net expense ratio for the Fund exceeded the high low range of the peer group and the average net expense ratio of the Morningstar category, but considered that Camelot had previously waived a significant portion of their fee to abate that issue. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

The Excalibur Fund

The Trustees noted Camelot charges an advisory fee of 1.00% of average daily net assets before waiver, but waived its entire fee over the last fiscal period. The Board noted that the advisory fee charged to the Fund is less than the average advisory fee of the funds within the peer group and the Morningstar category both before and after waiver. The Board acknowledged that the net expense ratio for the Fund was below the average for funds in the peer group but above the average of funds in the Morningstar category. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees considered Camelot’s profitability in connection with its relationship with the Fund. The Trustees noted Camelot reported meaningful profits in terms of percentages but modest profits in terms of actual dollar figures in revenue in connection with its

Camelot Funds
Additional Information (Unaudited)
March 31, 2016

services to the Funds. The Trustees concluded, after further discussion of the profitability analysis provided, that Camelot’s profitability from its relationship with each Fund was not excessive.

Economies of Scale. The Trustees considered whether Camelot had achieved economies of scale with respect to the management of the Funds. The Trustees discussed Camelot’s projections for future growth of the Funds. The Trustees determined, after further discussion, that meaningful economies of scale have not been reached at this time and agreed that the matter of economies of scale would be revisited if a Fund size materially increases.

Conclusion. Having requested and received such information from Camelot as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund and the Excalibur Fund and their respective shareholders.

Camelot Funds
Additional Information (Unaudited)
March 31, 2016

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Camelot Funds

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of the Camelot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Camelot Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Camelot Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period**
Actual	10/1/15	3/31/16	10/1/15 – 3/31/16	10/1/15 – 3/31/16
Camelot Premium Return Fund
Class A*	$1,000.00	$1,038.70	$8.92	1.75%
Class C*	1,000.00	1,034.90	12.72	2.50
Camelot Excalibur Small Cap Income Fund
Class A*	1,000.00	1,014.10	8.93	1.75
Class C*	1,000.00	1,037.90	12.74	2.50

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period**
(5% return before expenses)	10/1/15	3/31/16	10/1/15 – 3/31/16	10/1/15 – 3/31/16
Camelot Premium Return Fund
Class A*	$1,000.00	$1,016.25	$8.82	1.75%
Class C*	1,000.00	1,012.50	12.72	2.50
Camelot Excalibur Small Cap Income Fund
Class A*	1,000.00	1,016.25	8.82	1.75
Class C*	1,000.00	1,012.50	12.58	2.50

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Camelot Portfolios, LLC.
1700 Woodlands Drive, Suite 100
Maumee, OH 43537

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
Principal Executive Officer/President
Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Erik Naviloff, Principal Financial Officer/Treasurer
Date: June 6, 2016